Pension and Other Postretirement Employee Benefit Plans (Benefit Payments that Reflect Expected Future Service) (FY) (Details) - Pension benefit plans $ in Millions	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2024	$ 7
2025	8
2026	8
2027	8
2028	10
2029 - 2033	$ 48